EQUITY (Details Narrative) - USD ($)									1 Months Ended	3 Months Ended		6 Months Ended	8 Months Ended	9 Months Ended			12 Months Ended
	Jul. 16, 2024	Jul. 15, 2024	May 22, 2024	May 07, 2024	Sep. 30, 2023	Jun. 07, 2023	Feb. 10, 2023	Sep. 30, 2022	Jan. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Sep. 30, 2022	Jul. 04, 2024	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023	Aug. 13, 2024	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Feb. 07, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized					100,000,000			100,000,000		275,000,000		275,000,000	100,000,000		275,000,000		100,000,000
Preferred stock, shares authorized					100,000,000			100,000,000		25,000,000		25,000,000	100,000,000		25,000,000		100,000,000
Preferred stock, par value					$ 0.0001			$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, shares outstanding					0			0		0		0	0		0		0
Common stock, voting rights															Common Stock are entitled to one vote per share.		common stock are entitled to one vote per share
Number of shares issued										$ 11,787,500	$ 1,945,000		$ 2,751,500		$ 14,253,937	$ 3,765,369	$ 3,765,369
Net proceeds												$ 18,000,000.0	2,751,500		14,253,937	8,765,369	$ 8,765,369
Additional paid in capital issuance costs										1,538,405					1,538,405
Mezzanine equity, shares issued					2,000,000												2,000,000
Mezzanine equity, price per share					$ 2.50												$ 2.50
Mezzanine equity, purchase price					$ 5,000,000												$ 5,000,000
Vested stock options exercisable					$ 2.23					$ 2.23		$ 2.23			$ 2.23		$ 2.23
Risk-free interest rate															4.37%
Expected life of options															1 year 6 months
Estimated volatility															82.50%
Dividend rate															0.00%
Weighted average fair value of stock options															$ 1.22		$ 0.57
Stock compensation expense															$ 0		$ 0
Common stock, par value					$ 0.0001			0.0001		$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001
Stock based compansation											1,444,530		$ 390,000		$ 152,457	2,114,014	$ 2,384,003
Share based compensation													390,000		152,457	2,114,014	2,384,003
General and Administrative Expense [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation																	1,963,440
Research and Development Expense [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation																	$ 420,563
Twenty Twenty Three Stock Incentive Plan [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock based compansation							$ 4,974,760
Subscription Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Mezzanine equity, shares issued					2,000,000												2,000,000
Mezzanine equity, price per share					$ 2.50												$ 2.50
Mezzanine equity, purchase price					$ 5,000,000												$ 5,000,000
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares purchase of warrants		127,550
Warrant exercise price per share																		$ 20.00
IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued				2,562,500
Price per share				$ 4.00
Proceeds from issuance initial public offering				$ 10,250,000
Proceeds from, net of issuance cost				$ 9,000,000
Warrant exercise price per share				$ 5.00
Additional paid in capital issuance costs										$ 1,538,405					1,538,405
IPO [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued		900,000
Price per share		$ 20.00
Proceeds from issuance initial public offering		$ 18,000,000.0
Number of shares purchase of warrants		450,000
Over-Allotment Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net proceeds												$ 2,700,000
Number of shares issued				384,375
Proceeds from issuance initial public offering			$ 1,537,500
Proceeds from, net of issuance cost			$ 1,414,500
Number of shares purchase of warrants				179,375
Over-Allotment Option [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued		135,000
Proceeds from issuance initial public offering	$ 2,700,000
Proceeds from, net of issuance cost	$ 2,480,000
Number of shares purchase of warrants		67,500
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued										$ 294	$ 78		$ 1,982		$ 376	$ 260	$ 260
Number of shares issued										2,946,875	778,000		19,826,500		3,769,019	2,598,369	2,598,369
Additional paid in capital issuance costs
Stock options vested number of shares															125,000
Vested stock options exercisable										$ 3.00		$ 3.00			$ 3.00
Stock options vested number of shares, value															$ 152,457
Stock based compansation													$ 68			$ 9	$ 9
Common Stock [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock														822,144
Sale of stock price per share														$ 3.00
Number of shares purchase of warrants																		63,775
Proceeds from sale of stock														$ 2,466,437
Common Stock [Member] | Expired on June 7, 2026 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock options vested number of shares																	200,000
Common Stock [Member] | Expired on August 30, 2026 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock options vested number of shares																	60,000
Common Stock [Member] | Seed Round [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock													7,500,000
Sale of stock price per share								0.05					$ 0.05
Proceeds from sale of stock													$ 375,000
Common Stock [Member] | Angel Round [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock													2,326,500				1,820,369
Sale of stock price per share					$ 1.00			$ 1.00					$ 1.00				$ 1.00
Proceeds from sale of stock													$ 2,326,500				$ 1,820,369
Common Stock [Member] | Series A Round [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock																	778,000
Sale of stock price per share					2.50												$ 2.50
Proceeds from sale of stock																	$ 1,945,000
Common Stock [Member] | Series B Round [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock														822,144
Sale of stock price per share														$ 3.00
Proceeds from sale of stock														$ 2,466,437
Common Stock [Member] | 2023 Stock Option Plan #1 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock available for issuance							3,370,352
Common Stock [Member] | 2023 Stock Option Plan #1 [Member] | Expired on February 10, 2026 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock options vested number of shares																	2,050,000
Vested stock options exercisable					1.50												$ 1.50
Stock options vested number of shares, value																	$ 584,484
Risk-free interest rate																	4.19%
Expected life of options																	1 year 6 months
Estimated volatility																	82.50%
Dividend rate																	0.00%
Common Stock [Member] | 2023 Stock Option Plan #1 [Member] | Expired on August 30, 2026 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock options vested number of shares																	307,000
Vested stock options exercisable					3.00												$ 3.00
Stock options vested number of shares, value																	$ 269,989
Common Stock [Member] | 2023 Stock Option Plan #2 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock available for issuance						1,758,460
Common Stock [Member] | 2023 Stock Option Plan #2 [Member] | Expired on June 7, 2026 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock options vested number of shares																	1,650,000
Vested stock options exercisable					3.00												$ 3.00
Stock options vested number of shares, value																	$ 1,444,530
Risk-free interest rate																	4.21%
Expected life of options																	1 year 6 months
Estimated volatility																	82.50%
Dividend rate																	0.00%
Stock options																	1,450,000
Common Stock [Member] | 2023 Stock Option Plan #2 [Member] | Expired on August 30, 2026 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock options vested number of shares																	247,000
Vested stock options exercisable					$ 3.00												$ 3.00
Stock options vested number of shares, value																	$ 269,989
Risk-free interest rate																	4.57%
Expected life of options																	1 year 6 months
Estimated volatility																	82.50%
Dividend rate																	0.00%
Common Stock [Member] | Private Placement [Member] | Seed Round [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock								7,500,000
Sale of stock price per share								$ 0.05					$ 0.05
Proceeds from issuance of private placement								$ 375,000
Common Stock [Member] | Private Placement [Member] | Angel Round [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock					1,820,369			2,326,500
Sale of stock price per share					$ 1.00			$ 1.00					$ 1.00				$ 1.00
Proceeds from issuance of private placement					$ 1,820,369			$ 2,326,500
Common Stock [Member] | Private Placement [Member] | Series A Round [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock																	778,000
Sale of stock price per share					$ 2.50												$ 2.50
Proceeds from issuance of private placement																	$ 1,945,000
Common Stock [Member] | Private Placement [Member] | Series B Round [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock									822,144
Sale of stock price per share									$ 3.00
Proceeds from issuance of private placement									$ 2,466,437
Common stock, value subscriptions									$ 360,000											$ 2,106,437
Common Stock [Member] | IPO [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares purchase of warrants		900,000
Common Stock [Member] | Founder Chairman And President [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued															10,000,000		10,000,000
Net proceeds															50,000		$ 50,000
Common Stock [Member] | Two Consultants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued																85,000	85,000
Number of shares issued, value																$ 85,000	$ 85,000
Common Stock [Member] | Consultants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued													675,000
Number of shares issued, value													$ 390,000
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares purchase of warrants				179,375
Warrant [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares purchase of warrants		25,000
Warrant exercise price per share																		$ 1.50
Temporary Equity [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued															5,000,000		$ 5,000,000
Number of shares issued																2,000,000	2,000,000
Mezzanine equity, purchase price					$ 5,000,000						$ 5,000,000					$ 5,000,000	$ 5,000,000				$ 5,000,000
Stock based compansation